Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Own shares [member]	Other retained earnings [member]	Total [member]	Equity attributable to parent company shareholders [member]	Non-controlling interests [member]
Beginning balance at Jun. 30, 2017	£ 12,028	£ 797	£ 1,348	£ 2,693	£ (2,176)	£ 7,651	£ 5,475	£ 10,313	£ 1,715
Adoption of IFRS 15 (note 1)	(71)					(69)	(69)	(69)	(2)
Profit for the period	2,127					2,058	2,058	2,058	69
Other comprehensive income	(464)			(331)		(79)	(79)	(410)	(54)
Employee share schemes	(5)				(2)	(3)	(5)	(5)
Share-based incentive plans	21					21	21	21
Share-based incentive plans in respect of associates	5					5	5	5
Tax on share-based incentive plans	7					7	7	7
Shares issued	1		1					1
Purchase of non-controlling interests						(70)	(70)	(70)	70
Purchase of rights issue of non-controlling interests	26					(5)	(5)	(5)	31
Change in fair value of put options	(32)					(32)	(32)	(32)
Share buyback programme	(924)	(8)				(916)	(916)	(924)
Dividends paid	(1,029)					(968)	(968)	(968)	(61)
Ending balance at Dec. 31, 2017	11,690	789	1,349	2,362	(2,178)	7,600	5,422	9,922	1,768
Beginning balance at Jun. 30, 2018	11,713	780	1,349	2,133	(2,144)	7,830	5,686	9,948	1,765
Profit for the period	2,067					1,976	1,976	1,976	91
Other comprehensive income	385			195		148	148	343	42
Employee share schemes	47				73	(26)	47	47
Share-based incentive plans	25					25	25	25
Share-based incentive plans in respect of associates	3					3	3	3
Shares issued	1		1					1
Purchase of non-controlling interests	(703)					(627)	(627)	(627)	(76)
Change in fair value of put options	(2)					(2)	(2)	(2)
Share buyback programme	(1,355)	(13)		13		(1,355)	(1,355)	(1,355)
Dividends declared	(1,048)					(993)	(993)	(993)	(55)
Ending balance at Dec. 31, 2018	£ 11,133	£ 767	£ 1,350	£ 2,341	£ (2,071)	£ 6,979	£ 4,908	£ 9,366	£ 1,767